Application of New and Revised Standards, Amendments and Interpretations	12 Months Ended
Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
3.	Application of New and Revised Standards, Amendments and Interpretations

(a)	New and revised standards, amendments and interpretations in issue but not yet effective

In preparing the accompanying consolidated financial statements, the Company has not adopted the following International Financial Reporting Standards (“IFRS”), International Accounting Standards (“IAS”), Interpretations developed by the International Financial Reporting Interpretations Committee (“IFRIC”) or the former Standing Interpretations Committee (“SIC”) issued by the International Accounting Standards Board (“IASB”) (collectively, “IFRSs”).

New, Revised or Amended Standards and Interpretations	Effective Date (Note)
Amendments to IFRS 3, Definition of a Business	January 1, 2020
Amendments to IFRS 9, Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IFRS 10 and IAS 28, Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	Subject to IASB’s announcement
IFRS 16, Leases	January 1, 2019
IFRS 17, Insurance Contracts	January 1, 2021
Amendments to IAS 1 and IAS 8, Definition of Material	January 1, 2020
Amendments to IAS 19, Plan Amendment, Curtailment or Settlement	January 1, 2019
Amendments to IAS 28, Long-term Interests in Associates and Joint Ventures	January 1, 2019
IFRIC 23, Uncertainty over Income Tax Treatments	January 1, 2019
Annual Improvements to IFRSs 2015 – 2017 Cycle	January 1, 2019

Not
e: The
aforementioned new, revised and amended standards and interpretations are effective for annual periods beginning on or after the respective effective dates.

(b)	Except for the items discussed below, the Company believes that the initial adoption of abovementioned standards or interpretations would not have a material impact on its accounting policies.

IFRS 16,
Leases

IFRS 16 sets out the accounting standards for leases that will replace IAS 17,
Leases
and the related interpretations.

Upon the initial application of IFRS 16, if the Company is a lessee, it is required to recognize a right-of-use asset and a lease liability on the statement of financial position for all leases with exception for leases of low-value assets and short-term leases which the Company may elect to apply the accounting method similar to the accounting for operating lease under IAS 17. Additionally, a depreciation expense charged on the right-of-use asset and an interest expense accrued on the lease liability, for which interest is computed by using effective interest method, are recognized separately on the statement of comprehensive income. On the statement of cash flows, cash payments for the principal amount of the lease liability will be classified within financing activities; cash payments for interest portion will be classified within operating activities.

When IFRS 16 becomes effective, as a lessee, the Company will apply this Standard using the modified retrospective approach with the cumulative effect of the initial application of this Standard recognized at the date of initial application. Comparative financial information will not be restated. As a lessor, the Company is not required to make any adjustments for leases except it is an intermediate lessor in a sub-lease.

The Company has performed an assessment and identification over its current operating leases whether they are in scope of IFRS 16. The main impact to the Company may arise from its lease contracts of land and plant which are currently accounted as operating lease. Please refer to note 25 for the related disclosures. The Company has identified whether a contract that contains a lease meets the definition of a lease under this Standard, and if so, a right-of-use asset and a lease liability will be recognized. The Company estimated that the right-of-use asset and the lease liability would increase by $14,059,544 thousand and $12,689,526 thousand, respectively, at January 1, 2019 as a result of the application of IFRS 16.

Except for the aforementioned impacts, as of the date that the accompanying consolidated financial statements were issued, the Company continues in assessing the potential impact on its financial position and results of operations as a result of the application of other standards, interpretations and amendments.